Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
'Summary of Change in Non-Cash Working Capital
The net changes in non-cash working capital items are as follows:

	Notes	2018	2017
Accounts receivable	25(a)	$(3,023)	$(1,033)
Sales taxes receivable		(305)	(3,114)
Prepaids and other receivables	25(a)	(3,086)	(287)
Biological assets	6(b),7(a)	6,216	5,710
Inventory	6(b),7(b)	(11,517)	(8,957)
Accounts payable and other liabilities	25(b)	7,479	6,697
Holdbacks payable	25(b)	7,887	-
Government remittances payable	25(b)	1,093	-
Net changes in non-cash working capital		$4,744	$(984)